UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Investment Management, Inc.
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-04355

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Operating Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/Terry R. Otton	    San Francisco, CA	  February 14, 2005

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

13F Summary Page

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	104

Form 13F Information Table Value Total:	6,539

List of Other Included Managers:	None

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
ISSUER        	     TYPE           CUSIP      VALUE      SHS  INVEST  VOTG
                    	           	            (x1000)          DISCRET AUTH
Aaron Rents, Inc.       Com         002535201      49      1,965   sole  sole
Abaxis, Inc.            Com         002567105      61      4,200   sole  sole
Advanced Neuromodulati  Com         00757t101      53      1,340   sole  sole
Affirmative Insurance   Com         008272106      66      3,900   sole  sole
Alexion Pharmaceutical  Com         015351109      70      2,770   sole  sole
America Service Group,  Com         02364L109      78      2,930   sole  sole
Applied Signal Technol  Com         038237103      60      1,700   sole  sole
Artesyn Technologies,   Com         043127109      74      6,550   sole  sole
Ashworth, Inc.          Com         04516h101      84      7,700   sole  sole
Ask Jeeves, Inc.        Com         045174109      72      2,680   sole  sole
AtheroGenics, Inc.      Com         047439104      40      1,710   sole  sole
Beacon Roofing Supply,  Com         073685109      66      3,330   sole  sole
BEI Technologies, Inc.  Com         05538P104      57      1,830   sole  sole
Cal Dive International  Com         127914109      59      1,440   sole  sole
Ceradyne, Inc.          Com         156710105      37        640   sole  sole
Charlotte Russe Holdin  Com         161048103      53      5,200   sole  sole
Chemed Corp.            Com         16359r103      97      1,450   sole  sole
Closure Medical Corp.   Com         189093107      69      3,550   sole  sole
CNET Networks, Inc.     Com         12613R104      60      5,330   sole  sole
Connetics Corp.         Com         208192104      64      2,640   sole  sole
Cosi, Inc.              Com         22122p101      44      7,300   sole  sole
Cost Plus, Inc.         Com         221485105      60      1,860   sole  sole
Cypress Bioscience, In  Com         232674507      58      4,100   sole  sole
Digitas, Inc.           Com         25388k104      94      9,800   sole  sole
DRS Technologies, Inc.  Com         23330X100      67      1,570   sole  sole
Embarcadero Technologi  Com         290787100      65      6,950   sole  sole
Encore Medical Corp.    Com         29256E109      71     10,500   sole  sole
Engineered Support Sys  Com         292866100      70      1,180   sole  sole
Epicor Software Corp.   Com         29426L108      67      4,730   sole  sole
Equinix, Inc.           Com         29444u502      61      1,430   sole  sole
EZCORP, Inc.            Com         302301106      61      3,950   sole  sole
Faro Technologies, Inc  Com         311642102      41      1,300   sole  sole
Forward Air Corp.       Com         349853101      52      1,170   sole  sole
Grey Wolf, Inc.         Com         397888108      63     12,020   sole  sole
Guitar Center, Inc.     Com         402040109      87      1,660   sole  sole
Harmonic, Inc.          Com         413160102      56      6,740   sole  sole
Image Entertainment, I  Com         452439201      28      4,780   sole  sole
IMPCO Technologies, In  Com         45255W106       4        500   sole  sole
Infinity Property & Ca  Com         45665q103      89      2,530   sole  sole
Infocrossing, Inc.      Com         45664X109      57      3,380   sole  sole
InfoSpace, Inc.         Com         45678t201      73      1,540   sole  sole
Inspire Pharmaceutical  Com         457733103      57      3,380   sole  sole
Intuitive Surgical, In  Com         46120e602      32        800   sole  sole
j2 Global Communicatio  Com         46626E205      85      2,450   sole  sole
Jos. A. Bank Clothiers  Com         480838101      91      3,210   sole  sole
Jupitermedia Corp.      Com         48207D101      37      1,550   sole  sole
K2, Inc.                Com         482732104      83      5,200   sole  sole
Key Energy Services, I  Com         492914106      54      4,550   sole  sole
Keynote Systems, Inc.   Com         493308100      98      7,040   sole  sole
Kforce, Inc.            Com         493732101      81      7,310   sole  sole
Kindred Healthcare, In  Com         494580103      65      2,160   sole  sole
Knoll, Inc.             Com         498904200      44      2,500   sole  sole
LabOne, Inc.            Com         50540L105      93      2,910   sole  sole
Laserscope              Com         518081104      48      1,350   sole  sole
Laureate Education, In  Com         518613104      70      1,590   sole  sole
Lifeline Systems, Inc.  Com         532192101      73      2,850   sole  sole
Marlin Business Servic  Com         571157106      52      2,730   sole  sole
Maverick Tube Corp.     Com         577914104      54      1,790   sole  sole
Mercury Computer Syste  Com         589378108      64      2,160   sole  sole
Merge Technologies, In  Com         589981109      55      2,460   sole  sole
Microsemi Corp.         Com         595137100      40      2,300   sole  sole
Mikohn Gaming Corp.     Com         59862k108       6        600   sole  sole
M-Systems Flash Disk P  ORD         M7061C100      59      2,980   sole  sole
Nabi Biopharmaceutical  Com         629519109      53      3,650   sole  sole
Nara Bancorp, Inc.      Com         63080P105      65      3,050   sole  sole
Navigant Consulting, I  Com         63935n107      69      2,590   sole  sole
Novatel Wireless, Inc.  Com         66987M604      44      2,290   sole  sole
O2Micro International   ORD         g6797e106      87      7,640   sole  sole
Oil States Internation  Com         678026105      63      3,240   sole  sole
Old Dominion Freight L  Com         679580100      66      1,900   sole  sole
Open Solutions, Inc.    Com         68371p102      45      1,740   sole  sole
Orthovita, Inc.         Com         68750U102      53     12,650   sole  sole
Oxford Industries, Inc  Com         691497309      87      2,110   sole  sole
Patterson-UTI Energy,   Com         703481101      86      4,430   sole  sole
PolyMedica Corp.        Com         731738100      74      1,980   sole  sole
PrivateBancorp, Inc.    Com         742962103      46      1,420   sole  sole
Providence Service Cor  Com         743815102      68      3,220   sole  sole
QLT, Inc.               Com         746927102      75      4,640   sole  sole
RADVision, Ltd.         Com         m81869105      53      3,920   sole  sole
RADWARE Ltd.            ORD         m81873107      52      1,980   sole  sole
RARE Hospitality Inter  ORD         753820109      72      2,267   sole  sole
Rigel Pharmaceuticals,  Com         766559603      51      2,100   sole  sole
SafeNet, Inc.           Com         78645R107      99      2,690   sole  sole
Salix Pharmaceuticals   Com         795435106      61      3,450   sole  sole
Saxon Capital, Inc.     Com         80556t106      89      3,700   sole  sole
Scientific Games Corp.  Cl A        80874P109     133      5,580   sole  sole
Sigmatel, Inc.          Com         82661w107      36      1,010   sole  sole
Signature Bank          Com         82669G104      53      1,650   sole  sole
SiRF Technology Holdin  Com         82967h101      59      4,670   sole  sole
Smith Micro Software,   Com         832154108      44      4,940   sole  sole
Sonic Solutions         Com         835460106      72      3,200   sole  sole
Southwest Bancorporati  Com         84476r109      55      2,380   sole  sole
SRS Labs, Inc.          Com         78464m106      63     10,000   sole  sole
Superior Energy Servic  Com         868157108      64      4,150   sole  sole
SymmetriCom, Inc.       Com         871543104      54      5,600   sole  sole
Synplicity, Inc.        Com         87160y108      56      9,450   sole  sole
The Spectranetics Corp  Com         84760c107      66     11,800   sole  sole
THQ, Inc.               Com         872443403      68      2,950   sole  sole
Tower Group, Inc.       Com         891777104      86      7,200   sole  sole
Ultratech, Inc.         Com         904034105      59      3,150   sole  sole
Unit Corp.              Com         909218109      61      1,585   sole  sole
ValueClick, Inc.        Com         92046n102      63      4,760   sole  sole
VaxGen, Inc.            Com         922390208      35      2,050   sole  sole
Vitran Corp., Inc.      Com         92850E107      77      4,500   sole  sole